UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE SMALL
CAP VALUE FUND
JANUARY 31, 2018
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.1%‡

	Shares	Value

CONSUMER DISCRETIONARY — 13.6%

1-800-Flowers.com, Cl A *	26,486	$276,117

American Axle & Manufacturing Holdings *	45,294	799,439

American Eagle Outfitters	32,459	584,262

Callaway Golf	30,620	452,258

Citi Trends	13,040	306,570

Nautilus *	63,625	817,581

Playa Hotels & Resorts *	57,456	595,244

Regis *	9,227	146,894

		3,978,365

ENERGY — 7.3%

Carrizo Oil & Gas *	26,346	529,818

Mammoth Energy Services *	18,978	435,735

Matador Resources *	20,545	665,863

SRC Energy *	50,382	501,301

		2,132,717

FINANCIALS — 29.0%

BGC Partners, Cl A	29,600	423,576

Carolina Financial	21,394	882,289

CenterState Bank	35,195	914,718

Chemical Financial	13,350	779,773

FirstCash	7,474	546,349

Hercules Capital	60,710	769,803

Heritage Insurance Holdings	49,027	834,930

Meta Financial Group	9,154	1,071,018

Midland States Bancorp	20,454	656,369

TriState Capital Holdings *	37,586	903,943

Veritex Holdings *	25,311	721,617

		8,504,385

HEALTH CARE — 12.8%

Capital Senior Living *	57,037	643,377

Cotiviti Holdings *	26,276	919,660

Halyard Health *	9,926	484,488

Invacare	47,429	872,694

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE SMALL
CAP VALUE FUND
JANUARY 31, 2018
(Unaudited)

COMMON STOCK — continued

	Shares	Value

HEALTH CARE — continued

Supernus Pharmaceuticals *	21,259	$830,164

		3,750,383

INDUSTRIALS — 14.5%

Aerojet Rocketdyne Holdings *	15,885	436,838

Kelly Services, Cl A	30,933	875,713

Knight-Swift Transportation Holdings, Cl A	8,786	437,455

Matthews International, Cl A	6,501	364,056

Park-Ohio Holdings	9,249	385,221

SPX FLOW *	19,815	918,821

Viad	5,123	290,986

YRC Worldwide *	33,644	537,295

		4,246,385

INFORMATION TECHNOLOGY — 7.9%

Carbonite *	20,800	524,160

Cypress Semiconductor	50,444	872,177

Diebold Nixdorf	18,014	332,358

Fabrinet *	9,382	232,768

NeoPhotonics *	60,896	341,626

		2,303,089

MATERIALS — 5.1%

Coeur Mining *	58,553	470,766

Ferro *	21,005	494,038

Flotek Industries *	93,921	516,565

		1,481,369

REAL ESTATE — 4.9%

Agree Realty REIT	10,889	524,197

MedEquities Realty Trust REIT	45,734	499,415

Uniti Group REIT	25,245	399,628

		1,423,240

TOTAL COMMON STOCK
(Cost $25,086,008)		27,819,933

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE SMALL
CAP VALUE FUND
JANUARY 31, 2018
(Unaudited)

EXCHANGE TRADED FUND — 2.2%

	Shares	Value

iShares Russell 2000 Value ETF
(Cost $618,004)	5,100	$649,179

RIGHTS — 0.0%

Number Of Rights

Synergetics - CVR, expires 10/15/18*
(Cost $0)	40,157	—

SHORT TERM INVESTMENT — 2.8%

	Shares

SEI Daily Income Trust Government Fund, Cl F, 1.110%
(A)
(Cost $819,339)	819,339	819,339

TOTAL INVESTMENTS— 100.1%
(Cost $26,523,351)		$29,288,451

Percentages are based on Net Assets of $29,267,437.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2018.

‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

CVR — Contingent Value Rights

ETF — Exchange Traded Fund

REIT — Real Estate Investment Trust

Amounts designated as “—” are $0 or have been rounded to $0.

As of January 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2018, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

NPC-QH-001-0800

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE
CAP VALUE FUND
JANUARY 31, 2018
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.8% ‡

	Shares	Value

CONSUMER DISCRETIONARY — 6.9%

Best Buy	9,240	$675,075

Ford Motor	27,012	296,322

General Motors	18,821	798,198

Lear	2,149	415,058

PVH	3,386	525,101

TJX	6,520	523,686

Whirlpool	1,131	205,186

		3,438,626

CONSUMER STAPLES — 8.2%

Altria Group	8,214	577,773

Ingredion	3,445	494,840

PepsiCo	2,556	307,487

Procter & Gamble	13,135	1,134,076

Tyson Foods, Cl A	9,544	726,394

Wal-Mart Stores	8,124	866,018

		4,106,588

ENERGY — 11.1%

Baker Hughes a GE	8,523	274,014

Chevron	8,051	1,009,193

ExxonMobil	18,173	1,586,503

Helmerich & Payne	5,841	420,727

Marathon Petroleum	7,095	491,471

National Oilwell Varco	7,713	282,913

Phillips 66	6,815	697,856

Valero Energy	8,283	794,919

		5,557,596

FINANCIALS — 27.1%

Allstate	5,524	545,605

American Express	4,340	431,396

Bank of America	49,000	1,568,000

Berkshire Hathaway, Cl B *	6,752	1,447,494

CIT Group	10,103	512,121

Citigroup	15,160	1,189,757

Federated Investors, Cl B	12,803	444,008

Fifth Third Bancorp	22,049	729,822

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE
CAP VALUE FUND
JANUARY 31, 2018
(Unaudited)

COMMON STOCK — continued

	Shares	Value
FINANCIALS — continued

JPMorgan Chase	16,961	$1,961,879

Lincoln National	8,037	665,464

Morgan Stanley	10,147	573,813

OneMain Holdings, Cl A *	12,223	399,814

Prudential Financial	6,404	760,923

Raymond James Financial	6,590	635,210

TD Ameritrade Holding	9,955	555,389

Unum Group	9,725	517,273

Wells Fargo	9,749	641,289

		13,579,257

HEALTH CARE — 13.3%

Amgen	2,111	392,752

Anthem	3,771	934,642

Baxter International	10,238	737,443

Cigna	3,054	636,301

Johnson & Johnson	12,430	1,717,702

Pfizer	34,471	1,276,806

STERIS	5,540	503,697

Thermo Fisher Scientific	2,204	493,938

		6,693,281

INDUSTRIALS — 8.6%

AGCO	7,751	562,878

Honeywell International	2,702	431,428

JetBlue Airways *	15,747	328,482

ManpowerGroup	5,143	675,739

Oshkosh	5,075	460,404

Owens Corning	5,175	481,120

Textron	9,599	563,173

United Continental Holdings *	4,773	323,705

XPO Logistics *	5,216	492,599

		4,319,528

INFORMATION TECHNOLOGY — 8.5%

Applied Materials	10,859	582,368

Cisco Systems	19,405	806,084

DXC Technology	6,799	676,840

Intel	21,871	1,052,870

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE
CAP VALUE FUND
JANUARY 31, 2018
(Unaudited)

COMMON STOCK — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued

Micron Technology *	10,753	$470,121

Oracle	12,956	668,400

		4,256,683

MATERIALS — 3.4%

Alcoa	9,444	491,277

Huntsman	16,185	559,516

Reliance Steel & Aluminum	3,621	317,163

WestRock	5,024	334,749

		1,702,705

REAL ESTATE — 4.3%

AvalonBay Communities REIT	2,684	457,353

Equinix REIT	995	452,914

Medical Properties Trust REIT	35,128	459,474

Regency Centers REIT	4,571	287,562

Weyerhaeuser, Cl REIT	12,870	483,140

		2,140,443

TELECOMMUNICATION SERVICES — 2.9%

AT&T	6,188	231,741

T-Mobile US *	8,333	542,478

Verizon Communications	12,319	666,088

		1,440,307

UTILITIES — 5.5%

CenterPoint Energy	13,385	377,189

Entergy	6,973	548,705

Exelon	17,445	671,807

NextEra Energy	2,751	435,814

Public Service Enterprise Group	14,271	740,237

		2,773,752

TOTAL COMMON STOCK
(Cost $41,022,296)		50,008,766

THE ADVISORS’ INNER CIRCLE FUND III	NORTHPOINTE LARGE
CAP VALUE FUND
JANUARY 31, 2018
(Unaudited)

SHORT TERM INVESTMENT — 0.3%

	Shares	Value

SEI Daily Income Trust Government Fund, Cl F, 1.110%(A)

(Cost $125,574)	125,574	$125,574

TOTAL INVESTMENTS— 100.1%

(Cost $41,147,870)		$50,134,340

Percentages are based on Net Assets of $50,090,458.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2018.

‡	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

REIT — Real Estate Investment Trust

As of January 31, 2018, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2018, there have been no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2018, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

NPC-QH-002-0800

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 29, 2018